CAPITAL STOCK (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Warrants
Balance, December 31, 2013	65,430	65,430	65,430
Issued
Cancelled/Forfeited
Balance, December 31, 2014		65,430	65,430
Weighted Average Exercise Price
Balance, December 31, 2013		$ 18.00	$ 18.00
Issued
Cancelled/Forfeited
Balance, December 31, 2014		$ 18.00	$ 18.00
Weighted Average Remaining Life
Balance, December 31, 2013			6 years 18 days
Issued
Cancelled/Forfeited
Balance, December 31, 2014		4 years 15 days	5 years 15 days
SharePurchaseWarrants[Member]
Number of Warrants
Balance, December 31, 2013	2,659,417	149,452
Issued	62,090,975	2,546,132
Exercised
Extinguished or expired	(7,500)	(36,167)
Balance, December 31, 2014	64,742,892	2,659,417	149,452
Weighted Average Exercise Price
Balance, December 31, 2013		$ 25.85
Issued	$ 1.03	$ 1.30
Exercised
Extinguished or expired	$ 50.00	$ 40.00
Balance, December 31, 2014	$ 1.01	$ 1.83
Weighted Average Remaining Life
Balance, December 31, 2013	4 years 1 month 24 days	2 years 9 months 4 days
Issued	3 years 11 months 16 days	4 years 2 months 23 days
Exercised
Extinguished or expired
Balance, December 31, 2014	3 years 11 months 12 days	4 years 1 month 24 days